Equity Incentive Plans - Restricted Stock (Details) - Unvested restricted stock units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares
Restricted stock outstanding at beginning of year (in shares)	8,325	3,988
Granted (in shares)	4,690	7,433
Vested (in shares)	(6,554)	(3,096)
Restricted stock outstanding at end of year (in shares)	6,461	8,325	3,988
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 1.05	$ 67.27
Vested (in dollars per share)	$ 76.30	$ 112.73
Aggregate Intrinsic Value
Intrinsic value of vested shares	$ 2	$ 163	$ 458
Executive officers
Shares
Granted (in shares)		1,774
Vesting period		1 year
Directors
Shares
Granted (in shares)	4,690	5,659
Directors | Minimum
Shares
Vesting period	1 year	1 year
Directors | Maximum
Shares
Vesting period		3 years